Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 13,355	$ 12,372
Interest-bearing deposits with the Federal Reserve Bank and Federal Home Loan Bank	24,165	19,276
Money market mutual funds	346	358
Federal funds sold	724	2,094
Cash and cash equivalents	38,590	34,100
Interest-bearing time deposits with other banks		3,789
Investments in available-for-sale securities (at fair value)	87,449	91,820
Federal Home Loan Bank stock, at cost	2,196	589
Loans held-for-sale	2,861
Loans	279,667	235,884
Less allowance for loan losses	2,792	2,594
Loans, net	276,875	233,290
Premises and equipment, net	1,618	824
Accrued interest receivable	1,074	1,019
Other real estate owned		213
Bank owned life insurance	6,729	6,520
Other assets	4,456	2,855
Total assets	421,848	375,019
Deposits:
Demand deposits	116,015	92,670
Savings and NOW deposits	173,500	175,268
Time deposits	68,989	72,471
Total deposits	358,504	340,409
Securities sold under agreements to repurchase	4,390	3,569
Federal Home Loan Bank advances	30,000
Other liabilities	1,558	1,604
Total liabilities	394,452	345,582
Stockholders' equity:
Common stock, no par value; authorized 2,000,000 shares; issued and outstanding 900,264 shares and 899,850 shares, respectively, in 2013 and 888,724 shares and 888,310 shares, respectively, in 2012	10,136	9,901
Retained Earnings	10,347	9,819
Treasury stock, 414 shares at December 31, 2013 and 2012	(7)	(7)
Unearned compensation restricted stock awards	(401)	(368)
Accumulated other comprehensive (loss) income	(1,655)	1,128
Total stockholders' equity	27,396	29,437
Total liabilities and stockholders' equity	421,848	375,019
Series C Preferred stock, senior non-cumulative perpetual
Stockholders' equity:
Preferred stock, senior non-cumulative perpetual, Series C, no par; 9000 shares issued and outstanding at December 31, 2013 and 2012; liquidation value of $1,000 per share	$ 8,976	$ 8,964